Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment
Schedule of property, plant and equipment

				Office
		Equipment	Fixtures	equipment,
	Equipment	and tools	and	computers,	Buildings
(amounts in thousands of euros)	and tools	(rights of use)	fittings	furniture	(rights of use)	Total
GROSS VALUES
Statement of financial position for December 31, 2021	340	181	114	96	500	1,231
Acquisition	1	271	20	31	—	322
Transfer	(14)	—	—	—	—	(14)
Exchange Rate impact	—	—	8	1	—	8
Statement of financial position for December 31, 2022	327	452	143	127	500	1,548
Acquisition	104	—	2	9	—	115
Disposal	—	(181)	—	—	(500)	(681)
Exchange Rate impact	—	—	2	1	—	3
Statement of financial position for December 31, 2023	431	271	147	137	—	985

AMORTIZATION
Statement of financial position for December 31, 2021	250	181	106	75	56	668
Increase	41	30	5	11	222	309
Decrease	(14)	—	—	—	—	(14)
Exchange Rate impact	—	—	—	—	—	—
Statement of financial position for December 31, 2022	278	211	112	85	277	964
Increase	77	51	12	21	223	384
Decrease	—	(177)	—	—	(500)	(677)
Exchange Rate impact	—	—	—	—	—	—
Statement of financial position for December 31, 2023	354	85	124	107	—	671

NET BOOK VALUES
On December 31, 2021	90	—	8	21	444	563
On December 31, 2022	49	241	31	41	223	585
On December 31, 2023	76	186	23	30	—	315